PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
PrepaidAndOtherCurrentAssetsLineItems [Line Items]
Prepaid expenses and other current assets		$ 2,514	$ 3,491
Other Receivables Third Parties [Member]
PrepaidAndOtherCurrentAssetsLineItems [Line Items]
Prepaid expenses and other current assets	[1]	1,519	337
Deposits [Member]
PrepaidAndOtherCurrentAssetsLineItems [Line Items]
Prepaid expenses and other current assets		11	6
GST Receivable [Member]
PrepaidAndOtherCurrentAssetsLineItems [Line Items]
Prepaid expenses and other current assets		5	7
Margin Deposits [Member]
PrepaidAndOtherCurrentAssetsLineItems [Line Items]
Prepaid expenses and other current assets	[2]	318	66
Unrealized Gain On Commodity Future Contract At Fair Value [Member]
PrepaidAndOtherCurrentAssetsLineItems [Line Items]
Prepaid expenses and other current assets		9	0
Prepayment To Suppliers Third Parties [Member]
PrepaidAndOtherCurrentAssetsLineItems [Line Items]
Prepaid expenses and other current assets	[3]	$ 2,166	$ 3,075

[1]	Margin deposits relate to deposits placed with Phillip Nova Pte. Ltd., Stonex Markets LLC and Olam Global Agri Pte. Ltd. for derivative instruments entered into for the purpose of managing the Company’s commodity price risk (Note 14).
[2]	As of December 31, 2024, other receivables mainly represented amounts reclassified from prepayments to suppliers in the prior year following the cancellation of the related procurement agreements. Under the repayment schedule, approximately US$300,000 was expected to be repaid within one year and approximately US$1,177,000 thereafter. The Company assessed the receivables for expected credit losses and recognized a provision of allowance for credit loss of approximately US$285,000 during the year ended December 31, 2024. No provision of allowance for credit loss was recognized during the year ended December 31, 2023. As a result, among the other receivables, net of approximately US$1,192,000, approximately US$300,000 was classified as current assets and approximately US$892,000 was classified as non-current assets based on the repayment terms.
[3]	The amounts represent payments made to third parties for marketing and business development services to be amortized for a period of time based on contract periods specified in the service agreements. During the years ended December 31, 2023, 2024 and 2025, amortization of prepaid expenses of US$nil, US$1,393,000 and US$1,393,000, was recognized and included in “General and administrative expenses” in the consolidated statements of operations and comprehensive income/(loss), respectively.